UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund
(Formerly Aristotle/Saul Opportunity Fund)
Class I Shares (ARSOX)

Aristotle International Equity Fund
Class I Shares (ARSFX)

SEMI-ANNUAL REPORT
June 30, 2014

Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
each a series of the Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Aristotle International Equity Fund
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	24
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 88.0%
	COMMUNICATIONS – 2.0%
14,000	KDDI Corp.	$853,916

	CONSUMER DISCRETIONARY – 6.1%
10,600	Adidas A.G. - ADR	537,049
46,000	Compass Group PLC	800,650
28,600	Lennar Corp. - Class A	1,200,628
		2,538,327
	CONSUMER STAPLES – 11.7%
8,500	Diageo PLC - ADR	1,081,795
13,900	General Mills, Inc.	730,306
31,900	Toyo Suisan Kaisha Ltd.	984,033
29,600	Unilever N.V.	1,295,296
11,000	Walgreen Co.	815,430
		4,906,860
	ENERGY – 11.6%
68,000	Cameco Corp.	1,333,480
23,000	Canadian Natural Resources Ltd.	1,055,930
10,726	Royal Dutch Shell PLC - ADR - A Shares	883,501
74,800	Talisman Energy, Inc.	792,880
17,300	Transocean Ltd.	779,019
		4,844,810
	FINANCIALS – 12.1%
91,757	Banco Santander S.A. - ADR	956,108
53,000	Bank of America Corp.	814,610
19,340	DBS Group Holdings Ltd.	259,800
7,200	DBS Group Holdings Ltd. - ADR	388,440
21,000	Erste Group Bank A.G.	679,200
87,000	Mitsubishi UFJ Financial Group, Inc. - ADR	535,050
25,400	MS&AD Insurance Group Holdings	613,532
175,000	Uranium Participation Corp.*	795,380
		5,042,120
	HEALTH CARE – 5.2%
14,500	AbbVie, Inc.	818,380
14,400	Daiichi Sankyo Co., Ltd.	268,654
13,100	Daiichi Sankyo Co., Ltd. - ADR	244,839
13,200	Medtronic, Inc.	841,632
		2,173,505

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 12.3%
7,800	General Dynamics Corp.	$909,090
37,000	Kurita Water Industries Ltd.	857,203
12,500	Nidec Corp.	766,991
15,000	Oshkosh Corp.	832,950
140,000	Toshiba Corp.	653,670
35,000	TOTO Ltd.	471,596
14,631	Vallourec S.A.	655,242
		5,146,742
	MATERIALS – 11.3%
670,000	Centamin PLC*	728,136
136,400	Centerra Gold, Inc.	860,249
163,000	Dundee Precious Metals, Inc.*	780,555
480	Givaudan S.A.	800,541
189,000	Kinross Gold Corp.*	782,460
113,000	Toray Industries, Inc.	742,886
		4,694,827
	TECHNOLOGY – 14.3%
18,900	eBay, Inc.*	946,134
28,500	EMC Corp.	750,690
21,000	Microsoft Corp.	875,700
22,700	Oracle Corp.	920,031
1,000	Samsung Electronics Co., Ltd.	1,306,582
44,300	Telefonaktiebolaget LM Ericsson - ADR	535,144
13,200	Texas Instruments, Inc.	630,828
		5,965,109
	UTILITIES – 1.4%
38,500	AES Corp.	598,675

	TOTAL COMMON STOCKS (Cost $33,233,421)	36,764,891

Principal Amount

	CORPORATE BONDS – 11.0%
	Arch Coal, Inc.
$150,000	7.000%, 06/15/20191	113,625
1,365,000	9.875%, 06/15/20191	1,163,663
1,230,000	Dendreon Corp. 2.875%, 1/15/20162	842,550

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$780,000	EXCO Resources, Inc. 7.500%, 9/15/20181	$799,500
775,000	Goodrich Petroleum Corp. 8.875%, 3/15/20191	825,375
920,000	IAMGOLD Corp. 6.750%, 10/1/20201,3	851,000

	TOTAL CORPORATE BONDS (Cost $4,654,621)	4,595,713

Number of Shares

	EXCHANGE-TRADED FUNDS – 2.0%
	UTILITIES – 2.0%
5,800	ETFS Platinum Trust*	838,854

	TOTAL EXCHANGE-TRADED FUNDS (Cost $801,783)	838,854

	SHORT-TERM INVESTMENTS – 3.4%
1,421,537	Federated Prime Obligations Fund - Institutional Shares, 0.025%4	1,421,537

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,421,537)	1,421,537

	TOTAL INVESTMENTS – 104.4% (Cost $40,111,362)	43,620,995
	Liabilities in Excess of Other Assets – (4.4)%	(1,835,709)

	TOTAL NET ASSETS – 100.0%	$41,785,286

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Callable.
2	Convertible security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	14.3%
Industrials	12.3%
Financials	12.1%
Consumer Staples	11.7%
Energy	11.6%
Materials	11.3%
Consumer Discretionary	6.1%
Health Care	5.2%
Communications	2.0%
Utilities	1.4%
Total Common Stocks	88.0%
Corporate Bonds	11.0%
Short-Term Investments	3.4%
Exchange-Traded Fund	2.0%
Total Investments	104.4%
Liabilities in Excess of Other Assets	(4.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $40,111,362)	$43,620,995
Cash	4,292
Receivables:
Fund shares sold	491,878
Dividends and interest	109,611
Prepaid expenses	17,285
Total assets	44,244,061

Liabilities:
Payables:
Fund shares redeemed	1,863,565
Investment securities purchased	535,063
Advisory fees	19,887
Auditing fees	22,908
Fund accounting fees	6,512
Transfer agent fees and expenses	6,471
Administration fees	3,002
Chief Compliance Officer fees	536
Trustees' fees and expenses	304
Accrued other expenses	527
Total liabilities	2,458,775

Net Assets	$41,785,286

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,214,441
Accumulated net investment income	209,206
Accumulated net realized gain on investments and foreign currency transactions	852,013
Net unrealized appreciation/depreciation on:
Investments	3,509,633
Foreign currency translations	(7)
Net Assets	$41,785,286

Class I:
Shares of beneficial interest issued and outstanding	3,446,944
Net asset value per share	$12.12

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $21,373)	$309,994
Interest	181,205
Total investment income	491,199

Expenses:
Advisory fees	148,897
Fund accounting fees	20,121
Administration fees	18,627
Transfer agent fees and expenses	18,005
Legal fees	13,439
Registration fees	12,397
Auditing fees	8,927
Custody fees	5,193
Shareholder reporting fees	5,080
Chief Compliance Officer fees	4,463
Trustees' fees and expenses	1,976
Miscellaneous	1,232
Insurance expense	595

Total expenses	258,952
Advisory fees waived	(93,328)
Net expenses	165,624
Net investment income	325,575

Realized and Unrealized gain (loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	827,717
Foreign currency transactions	(5,354)
Net realized gain	822,363
Net change in unrealized appreciation/depreciation on:
Investments	1,227,125
Foreign currency translations	(17)
Net change in unrealized appreciation/depreciation	1,227,108
Net realized and unrealized gain on investments and foreign currency	2,049,471

Net Increase in Net Assets from Operations	$2,375,046

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$325,575	$168,065
Net realized gain on investments, securities sold short
and foreign currency transactions	822,363	174,519
Net change in unrealized appreciation/depreciation on investments,
securities sold short and foreign currency translations	1,227,108	2,065,015
Net increase in net assets resulting from operations	2,375,046	2,407,599

Distributions to Shareholders:
From net investment income	-	(282,093)
From net realized gains	-	(136,180)
Total distributions to shareholders	-	(418,273)

Capital Transactions:
Class I:
Net proceeds from shares sold	26,215,291	1,308,120
Reinvestment of distributions	-	418,273
Cost of shares redeemed1	(1,912,901)	(670,750)
Net increase in net assets from capital transactions	24,302,390	1,055,643

Total increase in net assets	26,677,436	3,044,969

Net Assets:
Beginning of period	15,107,850	12,062,881
End of period	$41,785,286	$15,107,850

Accumulated net investment income (loss)	$209,206	$(116,369)

Capital Share Transactions:
Class I:
Shares sold	2,307,581	125,517
Shares reinvested	-	36,755
Shares redeemed	(158,060)	(60,221)
Net increase in capital share transactions	2,149,521	102,051

*	Commencement of operations.
1	Net of redemption fee proceeds of $0 and $115, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Period March 30, 2012* through December 31, 2012
Net asset value, beginning of period	$11.64		$10.09		$10.00
Income from Investment Operations:
Net investment income1	0.11		0.13		0.09
Net realized and unrealized gain on investments	0.37		1.75		0.11
Total from investment operations	0.48		1.88		0.20

Less Distributions:
From net investment income	-		(0.22)		(0.11)
From net realized gain	-		(0.11)		-
Total distributions	-		(0.33)		(0.11)

Redemption fee proceeds	-		-	2	-

Net asset value, end of period	$12.12		$11.64		$10.09

Total return3	4.12%	4	18.72%		1.95%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,785		$15,108		$12,063

Ratio of expenses to average net assets (including
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.57%	5	2.51%		3.23%	5
After fees waived and expenses absorbed	1.00%	5,6	0.87%	6	0.90%	5,6

Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.40%	5	(0.44)%		(1.04)%	5
After fees waived and expenses absorbed	1.97%	5	1.20%		1.29%	5

Portfolio turnover rate	23%	4	24%		32%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
Effective April 1, 2014 The Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund.

Prior to April 1, 2014 The Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund.  In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.7%
	COMMUNICATIONS – 2.6%
1,148	KDDI Corp. - ADR	$17,507

	CONSUMER DISCRETIONARY – 15.1%
87	Adidas A.G.	8,812
130	Adidas A.G. - ADR	6,586
126	Autoliv, Inc.	13,429
84	Cie Generale des Etablissements Michelin	10,037
310	Cie Generale des Etablissements Michelin - ADR	7,412
750	Compass Group PLC	13,054
450	Compass Group PLC - ADR	7,970
147	Swatch Group A.G.	16,328
150	Toyota Motor Corp. - ADR	17,949
		101,577
	CONSUMER STAPLES – 15.7%
128	Diageo PLC - ADR	16,291
527	Heineken N.V. - ADR	18,888
172	Imperial Tobacco Group PLC - ADR	15,550
221	Nestle S.A. - ADR	17,165
1,197	Reckitt Benckiser Group PLC - ADR	20,947
388	Unilever N.V.	16,979
		105,820
	ENERGY – 9.8%
806	Cameco Corp.	15,806
560	Noble Corp. PLC	18,793
189	Total S.A. - ADR	13,646
760	Weatherford International PLC*	17,480
		65,725
	FINANCIALS – 20.1%
1,304	Barclays PLC - ADR	19,051
437	Brookfield Asset Management, Inc. - Class A	19,237
301	DBS Group Holdings Ltd. - ADR	16,239
40	DNB ASA	732
89	DNB ASA - ADR	16,303
975	Erste Group Bank A.G. - ADR	15,785
309	HSBC Holdings PLC - ADR	15,697
195	ORIX Corp. - ADR	16,193
750	Westfield Corp. - ADR	16,500
		135,737

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 4.6%
600	Daiichi Sankyo Co., Ltd. - ADR	$11,214
219	Novartis A.G. - ADR	19,826
		31,040
	INDUSTRIALS – 7.3%
978	Experian PLC - ADR	16,450
600	Nabtesco Corp.	13,267
145	Siemens A.G. - ADR	19,168
		48,885
	MATERIALS – 7.4%
1,237	Anglo American PLC - ADR	15,178
169	BASF S.E. - ADR	19,688
180	Koninklijke DSM N.V.	13,110
91	Koninklijke DSM N.V. - ADR	1,662
		49,638
	TECHNOLOGY – 5.0%
203	Accenture PLC - Class A	16,410
1,459	Telefonaktiebolaget LM Ericsson - ADR	17,625
		34,035
	UTILITIES – 3.1%
1,328	AES Corp.	20,650

	TOTAL COMMON STOCKS (Cost $595,603)	610,614

	SHORT-TERM INVESTMENTS – 11.5%
77,458	Federated Prime Obligations Fund - Institutional Shares, 0.025%1	77,458

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,458)	77,458

	TOTAL INVESTMENTS – 102.2% (Cost $673,061)	688,072
	Liabilities in Excess of Other Assets – (2.2)%	(14,756)

	TOTAL NET ASSETS – 100.0%	$673,316

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	20.1%
Consumer Staples	15.7%
Consumer Discretionary	15.1%
Energy	9.8%
Materials	7.4%
Industrials	7.3%
Technology	5.0%
Health Care	4.6%
Utilities	3.1%
Communications	2.6%
Total Common Stocks	90.7%
Short-Term Investments	11.5%
Total Investments	102.2%
Liabilities in Excess of Other Assets	(2.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $673,061)	$688,072
Receivables:
Securities sold	11,001
Dividends and interest	830
Prepaid expenses	18,513
Prepaid offering costs	18,740
Total assets	737,156

Liabilities:
Payables:
Offering costs - Related parties	21,822
Fund accounting fees	9,711
Transfer agent fees and expenses	7,775
Administration fees	6,765
Offering costs - Advisor	5,538
Auditing fees	5,294
Custody fees	2,536
Trustees' fees and expenses	640
Chief Compliance Officer fees	572
Accrued other expenses	3,187
Total liabilities	63,840

Net Assets	$673,316

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$649,950
Accumulated net investment income	2,188
Accumulated net realized gain on investments and foreign currency transactions	6,167
Net unrealized appreciation on investments	15,011
Net Assets	$673,316

Class I:
Shares of beneficial interest issued and outstanding	64,550
Net asset value per share	$10.43

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2014* through June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $593)	$3,516
Interest	3
Total investment income	3,519

Expenses:
Administration fees	10,035
Fund accounting fees	9,711
Transfer agent fees and expenses	7,775
Offering costs	6,224
Registration fees	5,674
Auditing fees	5,294
Custody fees	2,536
Legal fees	2,494
Chief Compliance Officer fees	1,496
Trustees' fees and expenses	1,496
Shareholder reporting fees	1,131
Advisory fees	972
Miscellaneous	594
Insurance expense	299
Shareholder servicing fees (Note 7)	179

Total expenses	55,910
Advisory fees waived	(972)
Other expenses absorbed	(53,607)
Net expenses	1,331
Net investment income	2,188

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions	6,167
Net change in unrealized appreciation/depreciation on investments	15,011
Net realized and unrealized gain on investments and foreign currency	21,178

Net Increase in Net Assets from Operations	$23,366

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 31, 2014*
through June 30, 2014
(Unaudited)
Increase in Net Assets from:
Operations:
Net investment income	$2,188
Net realized gain on investments and foreign currency transactions	6,167
Net change in unrealized appreciation/depreciation on investments	15,011
Net increase in net assets resulting from operations	23,366

Capital Transactions:
Class I:
Net proceeds from shares sold	649,950
Net increase in net assets from capital transactions	649,950

Total increase in net assets	673,316

Net Assets:
Beginning of period	-
End of period	$673,316

Accumulated net investment income	$2,188

Capital Share Transactions:
Class I:
Shares sold	64,550
Net increase in capital share transactions	64,550

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period March 31, 2014* through June 30, 2014 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.05
Net realized and unrealized gain on investments and foreign currency	0.38
Total from investment operations	0.43

Net asset value, end of period	$10.43

Total return2	4.30%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$673

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	46.05%	4
After fees waived and expenses absorbed	1.10%	4

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(43.15)%	4
After fees waived and expenses absorbed	1.80%	4

Portfolio turnover rate	10%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’) and Aristotle International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Saul Global Opportunities Fund is a diversified Fund and the International Equity Fund is a non-diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income.  Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund.  The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on March 31, 2014.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The International Equity Fund incurred offering costs of approximately $23,504, which are being amortized over a one-year period from March 31, 2014 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At June 30, 2014, the Funds did not have any forward contracts outstanding.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Saul Global Opportunities and International Equity Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 0.80%, respectively, of the Funds’ average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.10% of the average daily net assets of the Saul Global Opportunities Fund and International Equity Fund until April 30, 2015.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

Prior to April 1, 2014 for Saul Global Opportunities Fund, the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets.  In addition, the Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or absorb other expenses above 0.85% of the average daily net assets of Class I shares of the Fund through March 31, 2014. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period. January 1, 2014 through March 31, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $58,005.

For the periods ended June 30, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $93,328 and $54,579 for the Saul Global Opportunities Fund and International Equity Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At June 30, 2014, the amount of these potentially recoverable expenses was $35,323 and $54,579 for the Saul Global Opportunities and International Equity Funds, respectively.  The Advisor may recapture all or a portion of these amounts no later than December 31, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended June 30, 2014, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the periods ended June 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund
Cost of investments	$40,111,368	$673,061

Gross unrealized appreciation	$4,313,366	$24,876
Gross unrealized depreciation	(803,739)	(9,865)

Net unrealized appreciation on investments	$3,509,627	$15,011

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

As of December 31, 2013, the components of accumulated earnings on a tax basis for Saul Global Opportunities Fund were as follows:

Undistributed ordinary income	$15,265
Undistributed long-term capital gains	29,656
Tax accumulated earnings	44,921

Accumulated earnings	-
Unrealized appreciation on investments	2,150,868
Unrealized appreciation on foreign currency	10
Total accumulated earnings	$2,195,799

The tax character of the distributions paid during the fiscal years ended December 31, 2013 and December 31, 2012 for Saul Global Opportunities Fund were as follows:

Distributions paid from:	2013	2012
Ordinary income	$282,093	$124,660
Net long-term capital gains	136,180	-
Total distributions paid	$418,273	$124,660

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the periods ended June 30, 2014 the Funds did not receive any redemption fees.

Note 6 – Investment Transactions
For the periods ended June 30, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$33,644,167	$7,097,866
International Equity Fund	629,932	40,496

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended June 30, 2014 for the International Equity Fund, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.  Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Funds’ assets carried at fair value:

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2014 (Unaudited)

Saul Global Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$36,764,891	$-	$-	$36,764,891
Corporate Bonds	-	4,595,713	-	4,595,713
Exchange-Traded Funds	838,854	-	-	838,854
Short-Term Investments	1,421,537	-	-	1,421,537
Total Assets	$39,025,282	$4,595,713	$-	$43,620,995

International Equity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks1	$610,614	$-	$-	$610,614
Short-Term Investments	77,458	-	-	77,458
Total Assets	$688,072	$-	$-	$688,072

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  As of December 31, 2013, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed.  At June 30, 2014, those particular foreign markets were open resulting in $5,596,181 transferring out of Level 2 into Level 1.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Aristotle International Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on March 4-5, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Aristotle Capital Management, LLC (the “Investment Advisor”) with respect to the Aristotle International Equity Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the composite performance of accounts managed by the Investment Advisor using its International Equity Strategy, the same strategy it would use to manage the Fund (the “Accounts”); and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its foreign large value fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board noted its familiarity with the Investment Advisor as the investment advisor of one other series of the Trust.  The Board considered the composite performance of the Accounts, which commenced in January 2008, and noted that the composite’s returns (net of fees) were higher than the returns of the composite’s benchmark, the MSCI EAFE Index, for the five-year and since inception periods ended December 31, 2013, but were lower than the Index for the one-year period (by 250 basis points) and three-year period (by 121 basis points).  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were lower than the median advisory fees of funds in the Peer Group and the same as the median advisory fees of funds in the Expense Universe. The Board also observed that the Fund’s proposed advisory fee was lower than the fees charged by the Investment Advisor to the Aristotle/Saul Global Opportunities Fund series of the Trust and was in the range of advisory fees charged by the Investment Advisor to its separate account and private fund clients.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) was higher than the Peer Group median by ten basis points and the Expense Universe median by 20 basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Aristotle International Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $10 million, and noted that the Investment Advisor anticipated subsidizing a portion of the Fund’s assets in addition to waiving its entire advisory fee during that year.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Aristotle Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2014 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for Saul Global Opportunities Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

The Actual Performance examples for International Equity Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from March 31, 2014 (commencement of operations) to June 30, 2014.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2014 to June 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Aristotle Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2014 (Unaudited)

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/14	6/30/14	1/1/14 - 6/30/14
Actual Performance	$ 1,000.00	$ 1,041.20	$ 5.07
Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.01

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	3/31/14*	6/30/14	3/31/14* - 6/30/14
Actual Performance**	$ 1,000.00	$ 1,043.00	$ 2.82

	1/1/14	6/30/14	1/1/14 - 6/30/14
Hypothetical (5% annual return before expenses)^	$ 1,000.00	$ 1,019.36	$ 5.49

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
each a series of the Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297

Privacy Principles of the Aristotle Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at  www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Aristotle Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2014